Supplemental Cash Flow Information (Details) - Schedule of net change in operating assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net change in operating assets and liabilities [Abstract]
Trade and other receivables	$ (4,173)	$ (16,113)	$ 22,056
Financial assets	161	(3,897)	(210)
Other assets	(7,286)	(13,183)	371
Trade and other payables	1,860	1,685	(4,695)
Financial liabilities	(651)	(2,125)	(1,026)
Other liabilities	25,107	19,691	72,317
Operating assets and liabilities	$ 15,018	$ (13,942)	$ 88,813